Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	$ 1,024	$ 39,090
Allowance for loan losses on loans collectively evaluated for impairment	30,805	31,176
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	930,435	1,102,834
Loans individually evaluated for impairment	85,671	150,560
Loans collectively evaluated for impairment	841,519	949,758
Loans acquired with Deteriorated credit quality	3,245	2,516
Residential [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	975	1,498
Allowance for loan losses on loans collectively evaluated for impairment	5,966	5,165
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	332,320	330,077
Loans individually evaluated for impairment	18,440	11,124
Loans collectively evaluated for impairment	310,635	316,437
Loans acquired with Deteriorated credit quality	3,245	2,516
Residential Held For Sale [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	0	12
Allowance for loan losses on loans collectively evaluated for impairment	0	0
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	163,834	115,434
Loans individually evaluated for impairment	0	12
Loans collectively evaluated for impairment	163,834	115,422
Loans acquired with Deteriorated credit quality	0	0
Commercial Real Estate [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	7	4,871
Allowance for loan losses on loans collectively evaluated for impairment	7,079	8,330
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	319,272	405,745
Loans individually evaluated for impairment	24,895	21,653
Loans collectively evaluated for impairment	294,377	384,092
Loans acquired with Deteriorated credit quality	0	0
Construction and Development [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	42	28,031
Allowance for loan losses on loans collectively evaluated for impairment	16,548	13,832
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	89,689	162,021
Loans individually evaluated for impairment	42,267	108,355
Loans collectively evaluated for impairment	47,422	53,666
Loans acquired with Deteriorated credit quality	0	0
Commercial [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	0	4,038
Allowance for loan losses on loans collectively evaluated for impairment	513	3,644
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	17,567	80,555
Loans individually evaluated for impairment	0	8,714
Loans collectively evaluated for impairment	17,567	71,841
Loans acquired with Deteriorated credit quality	0	0
Installment [Member]
Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
Allowance for loan losses on loans individually evaluated for impairment	0	640
Allowance for loan losses on loans collectively evaluated for impairment	699	205
Allowance for loan losses on loans acquired with deteriorated credit quality	0	0
Total Loans Receivable	7,753	9,002
Loans individually evaluated for impairment	69	702
Loans collectively evaluated for impairment	7,684	8,300
Loans acquired with Deteriorated credit quality	$ 0	$ 0